Restructuring initiatives	12 Months Ended
Mar. 31, 2020
Restructuring Initiatives [Abstract]
Restructuring initiatives
15. Restructuring initiatives:
Nomura continues to experience a major structural shift such as a breakdown of the traditional investment banking business model, advances in digitization, and demographic shifts due to the shrinking population and aging society in Japan. To respond to the changing environment created by these shifts, Nomura implemented various restructuring initiatives during the year ended March 31, 2019 to swiftly reengineer its business platforms and change its business approach in order to achieve sustainable growth in any business environment. In particular, Nomura has restructured its management reporting framework to eliminate the concept of regions to minimize duplication between businesses and region, reduce the number of corporate functions, downscale unprofitable and low growth businesses and reduce its activities in EMEA. During the year ended March 31, 2020, this restructuring initiative is almost completed.
As a result of these initiatives, Nomura recognized ¥10,348 million of severance costs reported within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income during the year ended March 31, 2019 and within Nomura’s Wholesale and Other segments. As of March 31, 2019, these costs were reported as liabilities within
Other liabilities
in the consolidated statements of financial position. Liabilities relating to these restructuring costs (including currency translation adjustments) were ¥507 million as of March 31, 2020 and ¥9,305 million were settled during the year ended March
 31
, 2020.
Nomura also recognized ¥4,390 million of branch consolidation costs reported within
Non-interest expenses—Occupancy and related depreciation
in the consolidated statements of income during the year ended March 31, 2020 and within Nomura’s Retail and Other segments. As of March 31, 2020, ¥813 million were reported as liabilities within
Other liabilities.